LOANS AND BORROWINGS - Textual information (Details) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 23, 2021 USD ($)	Dec. 23, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings term	5 years
Interest rate	8.75%
Percentage of principal amount, plus accrued and unpaid interest		100.50%
Maturity Between 30 November 2023 and 30 November 2024
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount, plus accrued and unpaid interest		102.00%
Maturity Between 30 November 2024 and 30 November 2025
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount, plus accrued and unpaid interest		101.00%
Maturity on or after 30 November 2025
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount, plus accrued and unpaid interest		100.00%
Mortgages [member] | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term		15 months
Interest rate		3.00%
Mortgages [member] | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term		60 months
Interest rate		5.00%
Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan facility | £				£ 22.2
Loan Agreement [Member] | Loan commitments [member]
Disclosure of detailed information about borrowings [line items]
Amount of loan facility | $			$ 30
Short term loans | Loan commitments [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			8.00%	8.00%